Inventories - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Line Items]
Amount of write-down of inventories to net realisable value	₽ 796	₽ 1,628	₽ 756
Inventories recognized as expense	147,513	158,528	₽ 149,719
Raw Coal Inventory [Member]
Inventories [Line Items]
Sale proceeds from raw coal inventory included in finished goods	₽ 2,825	₽ 2,312